WEITZ FUNDS
Value Fund
Institutional Class (WVAIX)
Investor Class (WVALX)
Partners Value Fund
Institutional Class (WPVIX)
Investor Class (WPVLX)
Partners III Opportunity Fund
Institutional Class (WPOPX)
 Investor Class (WPOIX)
Research Fund (WRESX)
Hickory Fund (WEHIX)
Balanced Fund (WBALX)
Core Plus Income Fund
Institutional Class (WCPBX)
 Investor Class (WCPNX)
Short Duration Income Fund
Institutional Class (WEFIX)
 Investor Class (WSHNX)
Nebraska Tax-Free Income Fund (WNTFX)
Ultra Short Government Fund
 Institutional Class (SAFEX)
Supplement Dated March 31, 2017
to the Prospectus dated December 16, 2016
Custodian and certain accounting services
Effective April 3, 2017, the Custodian for the Funds will be State Street Bank and Trust Company (“State Street”), 1 Lincoln Street, Boston, MA  02111.  Also effective April 3, 2017, State Street will perform certain accounting services for the Funds.
Investors should retain this supplement for future reference.

WEITZ FUNDS
Value Fund
Institutional Class (WVAIX)
Investor Class (WVALX)
Partners Value Fund
Institutional Class (WPVIX)
Investor Class (WPVLX)
Partners III Opportunity Fund
Institutional Class (WPOPX)
 Investor Class (WPOIX)
Research Fund (WRESX)
Hickory Fund (WEHIX)
Balanced Fund (WBALX)
Core Plus Income Fund
Institutional Class (WCPBX)
 Investor Class (WCPNX)
Short Duration Income Fund
Institutional Class (WEFIX)
 Investor Class (WSHNX)
Nebraska Tax-Free Income Fund (WNTFX)
Ultra Short Government Fund
 Institutional Class (SAFEX)
Supplement Dated March 31, 2017
to the Statement of Additional Information dated December 16, 2016
Custodian and certain accounting services
Effective April 3, 2017, the Custodian for the Funds will be State Street Bank and Trust Company (“State Street”), 1 Lincoln Street, Boston, MA  02111.  Also effective April 3, 2017, State Street will perform certain accounting services for the Funds.
Investors should retain this supplement for future reference.